Investment Securities	12 Months Ended
Dec. 31, 2014
Investments, Debt and Equity Securities [Abstract]
Investment Securities
(3)	Investment Securities

Investment securities available-for-sale at December 31, 2014 and 2013 are as follows:

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
December 31, 2014	Cost	Gains	Losses	Value
U.S. Treasury securities	$1,501	—	—	1,501
Mortgage-backed securities	27,723	1,138	111	28,750
Municipal securities	4,408	279	6	4,681

Total investment securities available-for-sale	$33,632	1,417	117	34,932

		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
December 31, 2013	Cost	Gains	Losses	Value
Mortgage-backed securities	$33,123	1,022	403	33,742
Municipal securities	4,409	59	198	4,270
Mutual fund	10,000	—	33	9,967

Total investment securities available-for-sale	$47,532	1,081	634	47,979

Management evaluates securities for other-than-temporary impairment on a quarterly basis, and more frequently when economic or market concerns warrant such evaluation. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

Details concerning investment securities with unrealized losses as of December 31, 2014 and 2013 are as follows:

	December 31, 2014
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
U.S. Treasury securities	$—	—	—	—	—	—
Mortgage-backed securities	—	—	7,705	111	7,705	111
Municipal securities	—	—	494	6	494	6

	$—	—	8,199	117	8,199	117

	December 31, 2013
	Less than 12 Months		12 Months or More		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
Mortgage-backed securities	$8,409	403	—	—	8,409	403
Municipal securities	2,086	198	—	—	2,086	198
Mutual fund	9,967	33	—	—	9,967	33

	$20,462	634	—	—	20,462	634

At December 31, 2014, three out of thirteen mortgage-backed securities and one out of nine municipal securities were in a loss position. At December 31, 2013, three out of fourteen mortgage-backed securities, four out of nine municipal securities and the sole mutual fund were in a loss position. In analyzing an issuer’s financial condition, management considers whether the securities are issued by the federal government or its agencies, whether downgrades by bond rating agencies have occurred, and industry analysts’ reports. As management had the ability and intent to hold debt securities until maturity, no declines were deemed to be other than temporary as of December 31, 2014 and 2013.

During 2014, the Company sold investment securities for proceeds of $35,377,000 and realized a gross loss of $33,000 on those sales. During 2013, the Company sold investment securities for proceeds of $952,000 and realized a gross gain of $47,000 on those sales. During 2012, the Company did not sell any investment securities.

At December 31, 2014 and 2013, securities with a carrying value of approximately $34,633,000 and $35,206,000, respectively, were pledged to secure public deposits as required by law and for other purposes.

The amortized cost and estimated fair value of securities available-for-sale at December 31, 2014, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized	Fair
	Cost	Value
Municipal & U.S. Treasury securities:
0 to 5 years	$1,501	1,501
5 to 10 years	1,047	1,101
Over 10 years	3,361	3,580
Mortgage-backed securities	27,723	28,750

	$33,632	34,932